Income taxes - Schedule of temporary differences, tax losses carried forward, tax credits (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Temporary differences	€ 2,071	€ 1,810
Tax losses carried forward	19,530	19,770
Tax credits	317	273
Total	€ 21,918	€ 21,853